Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Value Fund), Class A)	0 Months Ended
Mar. 29, 2012
(Oppenheimer International Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(17.71%)
Annual Return 2003	35.21%
Annual Return 2004	14.10%
Annual Return 2005	13.52%
Annual Return 2006	25.38%
Annual Return 2007	(0.08%)
Annual Return 2008	(47.81%)
Annual Return 2009	48.81%
Annual Return 2010	13.51%
Annual Return 2011	(22.94%)